FAIR VALUE MEASUREMENTS - Convertible Notes Payable (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Change in fair value of convertible debt	$ (442,573)	$ (510,577)	$ (546,811)	$ (830,272)	$ (2,146,284)	$ (1,707,747)
Convertible debt
FAIR VALUE MEASUREMENTS
Change in fair value of convertible debt	$ (443,000)	$ (511,000)	$ (830,000)	$ (547,000)	$ 2,146,000	$ (1,708,000)